Financial Instruments - Interest Rate Swap Hedges (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) agreement	Jun. 30, 2025 USD ($)
Financial Instruments
Number of agreements held | agreement	0
Interest rate swap contracts
Financial Instruments
Unrealized losses reclassified from accumulated other comprehensive loss to earnings	$ 1.8	$ 1.8
Unrealized losses expected to be reclassified from accumulated other comprehensive loss to earnings within the next twelve months	$ 3.6